Label	Element	Value
Zevenbergen Genea Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Zevenbergen Genea Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Zevenbergen Genea Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  For the fiscal year ended June 30, 2017, the Fund’s portfolio turnover was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Zevenbergen Genea Fund seeks to invest in companies benefitting from advancements in technology regardless of sector or industry. With a long-term investment horizon, the Adviser identifies companies with significant growth potential, strong competitive advantages, a sizeable addressable market, product differentiation and quality management. The Fund’s portfolio generally will contain 15-40 stocks of any market capitalization. The Fund may also invest in initial public offerings (“IPOs”).

Under normal circumstances, the Fund will invest in equity securities of small-, medium-, and large-capitalization issuers. The Fund may invest up to 100% in common stocks. In addition, the Fund may invest up to 100% of its assets in equity securities of foreign issuers through American Depositary Receipts (“ADRs”). In determining whether an issuer is foreign, the Adviser will consider various factors including the location(s) of the issuer’s headquarters, legal organization, principal trading market and/or concentration of revenues. The weight given to each of these factors will vary depending upon the circumstances and as determined by the Adviser.

The Fund is non-diversified and may, from time to time, have significant exposure to one or more issuer, industry, geographic region or sector of the global economy. The Fund may invest a significant portion of its assets in the securities of companies in the same sector or sectors (as of June 30, 2017, over 25% of the Fund’s assets were invested in securities within each of the consumer discretionary and technology sectors).

The Adviser’s growth equity investment philosophy is predicated on company revenue, cash flow and earnings growth being the essential catalysts of stock price appreciation (i.e., drivers to increase the price of stocks), combined with financial flexibility and experienced management offering competitive advantages during market downturns. The Adviser employs a research intensive, bottom-up strategy (i.e., greater emphasis on company specific performance rather than macroeconomic events and market cycles) to identify investments meeting these criteria.

The Adviser identifies company growth drivers by using a variety of both traditional (e.g., management meetings, conference attendance, financial statement analysis, and Wall Street research) and unconventional (e.g., monitoring private equity and venture capital activity by attending investment conferences, subscribing to and reviewing publications, including print and online private equity and venture capital newsletters and periodicals, as well as through product/service use) resources. These drivers may include long-term product differentiation, customer demand, competitive positioning (i.e., position a firm occupies in a market, or is trying to occupy, relative to its competition), and historical and projected industry growth. The Adviser attempts to adopt the viewpoint of a business owner when evaluating the operations of a business, identifying revenue sources, customer bases, products, and details of financing over extended periods of time.

The Adviser maintains internally calculated estimates of revenue, cash flow and earnings growth incorporated in a valuation model designed to determine potential upside and downside stock price risk. With the Fund fully invested at all times (negligible cash balance), new securities must present compelling fundamentals and valuation upside when compared to existing holdings before they are added to the portfolio.

As portfolio holdings are under continuous evaluation, the Adviser considers the sell decision a value-added aspect of the investment process. Sell decisions can occur for the following reasons:  1) a price target has been met, 2) fundamentals have changed or the established growth drivers have failed, and/or 3) stronger alternatives in growth and valuation exist elsewhere.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:

ADR Risk:  Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Consumer Discretionary Sector Risk: Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Equity Securities Risk:  The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate significantly from day to day.

Foreign Securities and Companies Risk:  Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights.

Growth Stock Risk:  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Holdings Risk:  Because the Fund targets holdings of a more limited number of stocks, performance may be more volatile than a similar fund with a greater number of holdings.

IPOs and Unseasoned Companies Risk: Each Fund may purchase securities of companies that are offered pursuant to an IPO and/or companies that have recently become public. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, and the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Large-Capitalization Companies Risk:  Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

Management Risk: The value of your investment in the Fund is subject to the effectiveness of the Adviser and the Adviser’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, your investment could be diminished.

Newer Fund Risk:  The Fund has limited operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Non-Diversification Risk:  A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events affecting those companies have a greater impact on the Fund than on a diversified fund.

Sector Emphasis Risk: Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.

Small- and Mid-Capitalization Companies Risk: Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

Tax Risk:  In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund must generally diversify its holdings so that, at the end of each quarter of each taxable year, at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. The Fund’s efforts to satisfy the diversification requirement may affect the Fund’s execution of its investment strategy.

Technology Sector Risk: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events affecting those companies have a greater impact on the Fund than on a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s Institutional Class performance for the calendar year ended December 31, 2016. The table illustrates how the Fund’s average annual returns for the period indicated compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information, is posted on the Fund’s website at www.zci.com/funds or by calling the Fund toll-free at 1-844-ZVNBRGN (1-844-986-2746).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-986-2746
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.zci.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended September 30, 2017, the Fund’s total return was 45.47%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.98% for the quarter ended September 30, 2016, and the lowest quarterly return was -8.93% for the quarter ended March 31, 2016.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	45.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.93%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total ReturnsFor the Calendar Year Ended December 31, 2016
Zevenbergen Genea Fund | Russell 3000 Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015
Zevenbergen Genea Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.15%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	6.66%
Other Expenses	rr_OtherExpensesOverAssets	6.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.96%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,743
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,251
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,646
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015
Zevenbergen Genea Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	7.08%
Other Expenses	rr_OtherExpensesOverAssets	7.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.08%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.98%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,740
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,698
Annual Return 2016	rr_AnnualReturn2016	(0.29%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.29%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015
Zevenbergen Genea Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.29%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Zevenbergen Genea Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.16%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.16%

[1]	Zevenbergen Capital Investments LLC (the "Adviser" or "ZCI") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) in order to limit the total annual fund operating expenses to 1.25% and 1.00% of average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least October 31, 2018, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date they were waived or paid, subject to, if different, the Expense Caps at the time of waiver/payment or the Expense Caps at the time of recoupment, whichever is lower.